Annual Total Returns- JPMorgan California Tax Free Bond Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan California Tax Free Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.89%	5.17%	(0.89%)	6.53%	2.26%	(0.62%)	3.64%	1.19%	5.86%	4.21%